Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity (Details) [Line Items]
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, authorized share	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares issued	24,410,075	11,806,007
Common stock shares outstanding	24,410,075	11,806,007
Common stock vote	one
Common Class C [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, authorized share	40,000,000	40,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares issued	3,213,678	3,213,678
Common stock shares outstanding	3,213,678	3,213,678